SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]

13. SUBSEQUENT EVENTS

From the period subsequent to December 31, 2025 and to the date of filing of these financial statements, the following occurred:

- 36,600 shares which were purchased in December 2025 and held in treasury at December 31, 2025 were cancelled.

- 94,000 shares were purchased under the 2025 buyback program in 2026, of which 72,100 were cancelled and 21,900 remain in treasury, to be cancelled in April 2026.  A further 10,200 shares were purchased under the 2026 buyback program and remain in treasury, to be cancelled in April 2026.

- the Company announced that it would proceed with a share repurchase plan in 2026.  Under the terms of the plan, which commences on March 17, 2026, the Company will be able to repurchase up to 4,000,000 shares.

- The Company issued 60,000 stock options to a related party on January 20, 2026, with a strike price of CAD$3.35.